LICENSE AGREEMENTS (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 06, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2016
License Agreement [Line Items]
Initial Contribution Received In Related To Joint Venture		$ 3,000,000	$ 3,000,000
Initial Equity Stake		51.00%	51.00%
Additional Proceeds From License Fees Received		$ 1,000,000	$ 1,000,000
Description of Equity Ownership Interest		RegeneRx’s ownership interest in ReGenTree was reduced to 38.5% when the Clinical Study Report was filed for the Phase 2/3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 38.5% and 25%, with 25% being the final equity ownership upon approval of an NDA for DES in the U.S. In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event ReGenTree is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to a minimum of 40% of all proceeds paid or payable and will forgo any future royalties.
Royalty Expense				$ 2,000	$ 25,000
Annual Maintenance Fees On Technology And Intellectual Property						$ 5,000
Deferred Revenue, Noncurrent		$ 2,216,468	2,045,622					$ 1,530,345
License [Member]
License Agreement [Line Items]
Cost of Goods and Services Sold							$ 25,000
Lees Pharmaceutical HK Limited [Member]
License Agreement [Line Items]
Proceeds from License Fees Received		$ 400,000
Lees Pharmaceutical [Member]
License Agreement [Line Items]
Proceeds from License Fees Received						200,000
Definitive License Agreement [Member]
License Agreement [Line Items]
Proceeds from License Fees Received						$ 200,000
Deferred Revenue, Noncurrent			$ 400,000					$ 400,000
Minimum [Member]
License Agreement [Line Items]
Capitalized Contract Cost, Amortization Period		23 years
ReGen Tree [Member]
License Agreement [Line Items]
Proceeds from Royalties Received	$ 250,000
Description of Equity Ownership Interest			RegeneRx’s ownership interest in ReGenTree was reduced to 38.5% when the Clinical Study Report was filed for the Phase 2/3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 38.5% and 25%, with 25% being the final equity ownership upon approval of an NDA for DES in the U.S. In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event ReGenTree is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to a minimum of 40% of all proceeds paid or payable and will forgo any future royalties. The Company is not required or otherwise obligated to provide financial support to the Joint Venture.
Two Five Nine License Agreement [Member]
License Agreement [Line Items]
Milestone Payments			$ 3,500,000
One Three Seven License Agreement [Member]
License Agreement [Line Items]
Milestone Payments			$ 3,500,000